Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Set forth below are certain disclosures related to executive compensation and company performance using selected financial performance measures required by the SEC. Please refer to our “Compensation Discussion and Analysis” section for a discussion of the
Company’s
executive compensation policies and programs and an explanation of how executive compensation decisions are made at First Advantage.
The following table includes a calculation of compensation, “compensation actually paid,” that differs significantly from the way in which the Company views annual compensation decisions, as discussed in the Compensation Discussion and Analysis, and from the Summary Compensation Table calculation of compensation
.

Year (a)	Summary Compensation Table total for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)	Average Summary Compensation Table Total for non-PEO Named Executive Officers ($)(d)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($)(e)	Value of Initial Fixed $100 Investment on Jun. 23, 2021 Based on		Net Income ($) (thousands) (h)	Revenues ($) (thousands) (h)
					Total Shareholder Return ($)(f)	Peer Group Total Shareholder Return ($)(g)
2022	757,623	(13,962,498)	1,501,542	(937,668)	65.99	79.55	64,604	810,023
2021	7,169,796	38,633,862	2,689,670	10,778,584	96.65	100.56	16,051	712,295

(a)
The Principal Executive Officer (“PEO”) for each of 2021 and 2022 was Mr. Staples. The non-PEO
Named Executive Officers for 2021 were Messrs. Gamsey and Jaeger. The non-PEO
Named Executive Officers for 2022 were Messrs. Gamsey, Jaeger, and Jardine and Ms. Smith.

(b)	The dollar amounts reported represent the total compensation for our PEO from the Summary Compensation Table included in this Proxy Statement.

(c)
The dollar amounts reported represent compensation actually paid to the PEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The below table describes the amounts that were deducted from or added to the Summary Compensation Table included in this Proxy Statement.

Year (a)	Summary Compensation Table total	Deduct: Equity award amounts reported in the Summary Compensation Table total	Add or Subtract the Following:				Equals: Compensation Actually Paid
			The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year
The amount of
change as of the end
of the covered fiscal
year (from the end of
the prior fiscal year)
in fair value of any
awards granted in
prior years that are
outstanding and
unvested as of the
end of the covered
fiscal year
					For awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date	For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
2022	757,623	--	--	(14,661,196)	--	(58,925)	(13,962,498)
2021	7,169,796	(6,165,446)	13,743,169	17,383,521	4,243,232	2,259,590	38,633,862

(d)	The dollar amounts reported represent the total compensation for our Non-PEO Named Executive Officers from the Summary Compensation Table included in this Proxy Statement.

(e)
The dollar amounts reported represent the average compensation actually paid to the non-PEO
Named Executive Officers, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The below table describes the average amounts that were deducted from or added to the Summary Compensation Table included in this Proxy Statement.

Year (a)	Summary Compensation Table total	Deduct: Equity award amounts reported in the Summary Compensation Table total	Add or Subtract the Following:				Equals: Compensation Actually Paid
			The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year
The amount of
change as of the end
of the covered fiscal
year (from the end of
the prior fiscal year)
in fair value of any
awards granted in
prior years that are
outstanding and
unvested as of the
end of the covered
fiscal year
					For awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date	For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
2022	1,501,542	(941,923)	804,060	(2,285,384)	--	(15,964)	(937,668)
2021	2,689,670	(1,810,320)	3,923,912	4,345,883	1,064,545	564,895	10,778,584

(f)
Reflects our cumulative shareholder returns for the years ended December 31, 2022 and 2021, assuming the investment of $100 in our common stock at the close of the market on June 23, 2021, the date of our IPO.

(g)
Our peer group is hereby incorporated by reference to our peer group identified in this proxy statement in the Compensation Discussion and Analysis. This column reflects the peer group’s cumulative shareholder returns for the years ended December 31, 2022 and 2021, assuming the investment of $100 in the peer group and the reinvestment of all dividends. The calculation is additionally adjusted for HireRight Holdings Corporation, Instructure Holdings, Inc., and Sterling Check Corp., each having their IPO on October 29, 2021, July 22, 2021, and September 23, 2021, respectively.

(h)
Net income and revenues are as reported in our audited consolidated financial statements our 2022

Form 10-K.

Revenues were determined to be the most important financial performance measure linking Compensation Actually Paid to Company performance for 2022 and therefore was selected as the 2022 “Company-Selected Measure” as defined in Item 402(v).

Company Selected Measure Name	Revenues
Named Executive Officers, Footnote [Text Block]	The non-PEO Named Executive Officers for 2021 were Messrs. Gamsey and Jaeger. The non-PEO Named Executive Officers for 2022 were Messrs. Gamsey, Jaeger, and Jardine and Ms. Smith.
Peer Group Issuers, Footnote [Text Block]	Our peer group is hereby incorporated by reference to our peer group identified in this proxy statement in the Compensation Discussion and Analysis. This column reflects the peer group’s cumulative shareholder returns for the years ended December 31, 2022 and 2021, assuming the investment of $100 in the peer group and the reinvestment of all dividends. The calculation is additionally adjusted for HireRight Holdings Corporation, Instructure Holdings, Inc., and Sterling Check Corp., each having their IPO on October 29, 2021, July 22, 2021, and September 23, 2021, respectively.
PEO Total Compensation Amount	$ 757,623	$ 7,169,796
PEO Actually Paid Compensation Amount	$ (13,962,498)	38,633,862
Adjustment To PEO Compensation, Footnote [Text Block]
(c)
The dollar amounts reported represent compensation actually paid to the PEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The below table describes the amounts that were deducted from or added to the Summary Compensation Table included in this Proxy Statement.

Year (a)	Summary Compensation Table total	Deduct: Equity award amounts reported in the Summary Compensation Table total	Add or Subtract the Following:				Equals: Compensation Actually Paid
			The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year
The amount of
change as of the end
of the covered fiscal
year (from the end of
the prior fiscal year)
in fair value of any
awards granted in
prior years that are
outstanding and
unvested as of the
end of the covered
fiscal year
					For awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date	For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
2022	757,623	--	--	(14,661,196)	--	(58,925)	(13,962,498)
2021	7,169,796	(6,165,446)	13,743,169	17,383,521	4,243,232	2,259,590	38,633,862

Non-PEO NEO Average Total Compensation Amount	$ 1,501,542	2,689,670
Non-PEO NEO Average Compensation Actually Paid Amount	$ (937,668)	10,778,584
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year (a)	Summary Compensation Table total	Deduct: Equity award amounts reported in the Summary Compensation Table total	Add or Subtract the Following:				Equals: Compensation Actually Paid
			The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year
The amount of
change as of the end
of the covered fiscal
year (from the end of
the prior fiscal year)
in fair value of any
awards granted in
prior years that are
outstanding and
unvested as of the
end of the covered
fiscal year
					For awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date	For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
2022	1,501,542	(941,923)	804,060	(2,285,384)	--	(15,964)	(937,668)
2021	2,689,670	(1,810,320)	3,923,912	4,345,883	1,064,545	564,895	10,778,584

Tabular List [Table Text Block]
Financial Performance Measures
The three financial performance measures listed in
t
he following table represent an unranked list of the “most important” financial performance measures linking compensation actually paid to the Named Executive Officers for 2022 and company performance. We do not consider any one of the following financial performance measures to be the most important measure for our company or executive compensation program. Additional financial performance measures, based on an absolute and relative basis, and other measures were used to link executive pay to company performance as further described in the Compensation Discussion and Analysis.

Measure	Definition
Revenues	Revenues as reported in our audited consolidated financial statements our 2022 Form 10-K.
Adjusted EBITDA
We define Adjusted EBITDA as net income before interest, taxes, depreciation, and amortization, and as further adjusted for loss on extinguishment of debt, share-based compensation, transaction and acquisition-related charges, integration and restructuring charges, and other non-cash
charges. We exclude the impact of share-based compensation because it is a non-cash
expense and we believe that excluding this item provides meaningful supplemental information regarding performance and ongoing cash generation potential. We exclude loss on extinguishment of debt, transaction and acquisition related charges, integration and restructuring charges, and other charges because such expenses are episodic in nature and have no direct correlation to the cost of operating our business on an ongoing basis.

Adjusted EBITDA Margin	We define Adjusted EBITDA Margin as Adjusted EBITDA divided by revenues.

Total Shareholder Return Amount	$ 65.99	96.65
Peer Group Total Shareholder Return Amount	79.55	100.56
Net Income (Loss)	$ 64,604,000	$ 16,051,000
Company Selected Measure Amount	810,023,000	712,295,000
PEO Name	Mr. Staples
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
PEO [Member] | Equity award amounts reported in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (6,165,446)
PEO [Member] | The yearend fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,743,169
PEO [Member] | The amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,661,196)	17,383,521
PEO [Member] | For awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,243,232
PEO [Member] | For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(58,925)	2,259,590
Non-PEO NEO [Member] | Equity award amounts reported in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(941,923)	(1,810,320)
Non-PEO NEO [Member] | The yearend fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	804,060	3,923,912
Non-PEO NEO [Member] | The amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,285,384)	4,345,883
Non-PEO NEO [Member] | For awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,064,545
Non-PEO NEO [Member] | For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (15,964)	$ 564,895